Cover Document	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 11, 2022
Entity Registrant Name	UNITED NATURAL FOODS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15723
Entity Tax Identification Number	05-0376157
Entity Address, Address Line One	313 Iron Horse Way,
Entity Address, City or Town	Providence,
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02908
City Area Code	401
Local Phone Number	528-8634
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	UNFI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001020859
Amendment Flag	false